Person Signing this Report on Behalf of Reporting Manager:

Name:		Roberta J. Maue
Title:	VP Operations
Phone:	314-997-1277
Signature, Place, and Date of Signing:

Roberta J. Maue	St Louis MO		June 30, 2008

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	124

Form 13F Information Table Value Total:	$496,786






List of Other Included Managers:

  No.	13F File Number	Name

Security
Type
Cusip
Market
Value
Quantity
Mgrs
Sole
Voting
Authority
Shared
None
A T & T Corp. Liberty Media
Convertible Mortgage Backed Bonds
CONV
530715AG6
340
616000

50000

566000
Adobe Systems Inc
COM
00724f101
1,274
32335

12930

19405
Advanced Photonix Inc  Class A
COM
00754E107
27
15800

0

15800
Air Products & Chemicals Inc.
COM
009158106
621
6285

1765

4520
Airtran Holdings Inc. Convertible
Notes
CONV
00949PAB4
189
300000

0

300000
Akamai Technologies Inc.
COM
00971T101
13,739
394919

169087

225832
Amazon Inc.
COM
023135106
7,412
101080

40625

60455
Amer Oriental Bioengineering
COM
028731107
114
11465

0

11465
Apple Inc
COM
037833100
16,072
95986

41894

54092
Automatic Data Processing
COM
053015103
833
19875

8010

11865
Avery Dennison Corp.
COM
053611109
221
5030

4010

1020
Bank Of America Corporation
COM
060505104
537
22501

10530

11971
Bankunited Capital Trust
Convertible Contingent Bonds
CONV
06652BAE3
515
1260000

0

1260000
Beckman Coultier Inc. Convertible
Senior Note
CONV
075811AD1
329
297000

0

297000
Becton Dickinson
COM
075887109
930
11435

4670

6765
Burlington Northern Santa Fe Inc.
COM
12189T104
744
7445

3910

3535
Canadian National Railway Co.
COM
136375102
793
16490

8460

8030
Chesapeake Energy Corp.
COM
165167107
877
13300

7925

5375
Chevron Corporation
COM
166764100
370
3734

3734

0
Cisco Systems Inc
COM
17275R102
1,177
50590

27110

23480
Coca-Cola Company
COM
191216100
224
4305

1655

2650
Colgate Palmolive Co.
COM
194162103
753
10900

6095

4805
Commerce Bancshares Inc.
COM
200525103
220
5554

5554

0
Companhia Vale do Rio Doce ADR
COM
204412209
8,131
226999

91904

135095
ConocoPhillips
COM
20825C104
4,512
47801

19331

28470
Costco Wholesale Corporation
COM
22160K105
14,595
208077

89209

118868
CreditCorp Ltd.
COM
g2519y108
545
6631

6459

172
CVS/Caremark Corporation
COM
126650100
9,056
228867

102160

126707
Cypress Semiconductor Corp.
COM
232806109
11,633
470035

190555

279480
Devon Energy Convertible Unsecured
Notes
CONV
25179MAB9
2,322
1250000

0

1250000
Diamond Offshore Drilling Inc.
COM
25271C102
390
2805

1030

1775
DIRECTV Group Inc.
COM
25459l106
12,504
482589

194879

287710
Disney Walt Co.
COM
254687106
799
25607

7480

18127
EMC Corp. Convertible Senior Note
CONV
268648AM4
342
300000

0

300000
Emerson Electric Co
COM
291011104
974
19695

9565

10130
Energen Corp.
COM
29265n108
6,288
80590

32420

48170
EOG Resources Inc.
COM
26875p101
794
6055

3350

2705
Euro Tech Holding Company Ltd.
COM
G32030101
43
23000

0

23000
Exelon Corporation
COM
30161N101
4,700
52249

24659

27590
Express Scripts Inc
COM
302182100
801
12765

5940

6825
Exxon Mobil Corporation
COM
30231G102
201
2281

1753

528
First Solar Inc
COM
336433107
11,412
41829

17199

24630
Fiserv Inc
COM
337738108
843
18570

6935

11635
Fisher Scientific International Inc
Convertible Unsecured Notes
CONV
338032AX3
529
350000

50000

300000
Flowserve Corp.
COM
34354P105
19,661
143824

60340

83484
Franklin Resources Inc
COM
354613101
777
8480

3020

5460
Furmanite Corporation
COM
361086101
89
11200

0

11200
General Electric Company
COM
369604103
272
10202

7452

2750
Gilead Sciences Inc
COM
375558103
16,983
320742

137123

183619
Goldcorp Inc New
COM
380956409
212
4600

600

4000
Goldman Sachs Group Inc
COM
38141g104
9,283
53074

21669

31405
Google Inc  Class A
COM
38259P508
12,976
24650

10581

14069
Gorman-Rupp Company
COM
383082104
275
6914

586

6328
Graftech International Ltd.
COM
384313102
9,921
369755

148795

220960
Grupo TMM SA- Sponsored ADR A
COM
40051D105
95
50000

0

50000
Hill International Inc
COM
431466101
204
12400

1750

10650
Illumina Inc
COM
452327109
14,305
164217

70047

94170
Intel Corp. Convertible Junior Sub.
Deb.
CONV
458140AD2
469
482000

75000

407000
Intl. Business Machines Corp.
COM
459200101
16,593
139994

58901

81093
Intuitive Surgical Inc
COM
46120E602
8,659
32142

14893

17249
IShares Cohen & Steers Realty
Majors Index
ETF
464287564
209
2785

2785

0
ISHARES IBOXX Investment Grade Corp
Bd Fd
ETF
464287242
266
2626

2626

0
iShares Lehman 1-3YR Treasury Bond
Fund
ETF
464287457
273
3296

3296

0
Ishares Lehman U.S. Aggregate Bond
Fund
ETF
464287226
348
3464

3464

0
IShares MSCI EAFE Index Fund
ETF
464287465
2,829
41193

31533

9660
IShares Russell 2000 Index Fund
ETF
464287655
1,481
21443

16438

5005
Jacobs Engineering Group Inc
COM
469814107
9,574
118640

52497

66143
Johnson & Johnson
COM
478160104
1,132
17595

7530

10065
Liberty Media Corp. Convertible
Notes
CONV
530715AL5
137
267000

0

267000
Mad Catz Interactive Inc.
COM
556162105
17
28463

0

28463
Magna Entertainment Corporation
Convertible Unsecured Notes
CONV
559211AD9
126
250000

0

250000
Magnetek Inc.
COM
559424106
48
11400

0

11400
Marvell Technology Group Ltd
COM
G5876H105
12,615
714354

288889

425465
Massey Energy Corp.
COM
576206106
5,930
63255

25370

37885
Mastercard Inc  Class A
COM
57636Q104
15,168
57124

24333

32791
McDonalds Corp.
COM
580135101
968
17225

8645

8580
Mechel OAO Sponsored ADR
COM
583840103
8,270
166929

67394

99535
Medtronic Inc. Convertible
Contingent Debentures Series B
CONV
585055AD8
434
435000

78000

357000
Met Pro Corp
COM
590876306
190
14234

1377

12857
Microsoft Corporation
COM
594918104
960
34895

15060

19835
Millicom International Cellular SA
COM
L6388F110
11,916
115127

48107

67020
Monsanto Company
COM
61166W101
9,879
78135

34748

43387
National City Corp. Convertible
Senior Note
CONV
635405AW3
243
300000

0

300000
National Oilwell Varco Inc
COM
637071101
782
8815

6195

2620
Newpark Resources Inc.
COM
651718504
93
11800

0

11800
Noram Energy Corporation
Convertible Subordinated Debentures
CONV
655419AC3
2,990
3035175

184225

2850950
Nvidia Corp.
COM
67066G104
211
11250

11250

0
Oracle Corporation
COM
68389X105
14,202
676276

290507

385769
Orbit International Corp.
COM
685559304
70
10062

0

10062
Parker-Hannifin Corp
COM
701094104
552
7742

5427

2315
Peabody Energy Corp. Convertible
Junior Sub. Deb.
CONV
704549AG9
433
262000

0

262000
Pepsico Inc.
COM
713448108
789
12411

7056

5355
PHC Inc. Class A
COM
693315103
71
27350

0

27350
Potash Corporation Saskatchewan Inc
COM
73755L107
8,161
35705

14510

21195
Praxair Inc
COM
74005P104
9,856
104587

46516

58071
Priceline.com Inc.
COM
741503403
13,010
112684

45474

67210
Procter & Gamble Co.
COM
742718109
985
16204

7394

8810
Qualcomm Inc.
COM
747525103
18,020
406140

172085

234055
Research in Motion Ltd
COM
760975102
12,924
110557

47143

63414
Rohm & Haas Co.
COM
775371107
827
17800

7125

10675
S&P 500 Depositary Receipt
ETF
78462F103
442
3450

3450

0
Salesforce.com Inc
COM
79466L302
13,079
191684

77684

114000
Smith International Inc
COM
832110100
737
8865

4785

4080
St. Jude Medical Inc. Convertible
Contingent Notes
CONV
790849AB9
428
430000

41000

389000
Suncor Energy Inc.
COM
867229106
407
6995

4305

2690
Synergetics USA Inc.
COM
87160g107
28
10500

0

10500
Target Corporation
COM
87612E106
906
19495

8975

10520
Tech Data Corp. Convertible
Subordinated Deb. 144A
CONV
878237AE6
193
208000

0

208000
Thermo Fisher Scientific Inc
COM
883556102
13,890
249244

108702

140542
Trans-Lux Corporation
COM
893247106
59
16226

0

16226
Transocean Inc
COM
G90073100
11,118
72956

31878

41078
Trinity Industries Inc.
COM
896522109
236
6815

3625

3190
Urban Outfitters Inc.
COM
917047102
12,720
407816

173205

234611
Verizon Communications
COM
92343V104
262
7409

2109

5300
Versar Inc.
COM
925297103
110
22851

0

22851
Vornado Realty LP Convertible
Senior Note
CONV
929043AE7
518
562000

0

562000
Watson Pharmaceuticals Inc. Senior
Note
CONV
942683AC7
285
299000

0

299000
Western Digital Corp.
COM
958102105
11,521
333644

134789

198855
WPCS International Inc.
COM
92931l203
86
15200

0

15200
Yellow Roadway Corp. Contingent
Senior Note
CONV
985577AA3
266
300000

0

300000
Weatherford International Ltd.
COM
G95089101
4,438
61240

24015

37225
Western Digital Corp.
COM
958102105
7,215
266815

104610

162205
WPCS International Inc.
COM
92931l203
90
15200

1900

13300
Yellow Roadway Corp. Contingent
Senior Note
CONV
985577AA3
264
300000

0

300000

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